Schedule of Investments (unaudited)
July 31, 2026
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	247,912	$ 144,468,239
Automobiles — 1.6%
Ford Motor Co.	25,952,997	380,989,996
Banks — 11.9%
Bank OZK	879,709	45,129,072
Citizens Financial Group, Inc.	3,663,576	262,495,220
Fifth Third Bancorp	4,712,721	266,268,736
First Horizon Corp.	8,988,759	230,471,781
FNB Corp.	7,661,387	144,800,214
Huntington Bancshares, Inc.	16,002,620	272,684,645
KeyCorp	13,939,021	314,882,484
Regions Financial Corp.	9,903,364	306,509,116
Truist Financial Corp.	6,323,819	327,826,777
U.S. Bancorp	5,098,565	321,260,581
United Bankshares, Inc.	2,952,437	143,045,573
Valley National Bancorp	10,146,102	144,987,797
		2,780,361,996
Beverages — 1.0%
Coca-Cola Co. (The)	2,654,897	232,542,428
Biotechnology — 0.6%
Gilead Sciences, Inc.	1,137,796	148,152,417
Capital Markets — 4.6%
Franklin Resources, Inc.	6,355,356	215,192,354
Invesco Ltd.	9,224,921	273,057,662
Lazard, Inc.	2,371,355	100,498,025
T Rowe Price Group, Inc.	4,474,790	500,057,782
		1,088,805,823
Chemicals — 2.0%
Eastman Chemical Co.	2,424,558	169,597,832
LyondellBasell Industries NV, Class A	4,639,669	288,030,652
		457,628,484
Consumer Finance — 0.7%
OneMain Holdings, Inc.	2,435,096	152,388,308
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	7,793,563	90,249,460
Target Corp.	2,526,901	365,111,925
		455,361,385
Containers & Packaging — 4.0%
Graphic Packaging Holding Co.	6,681,780	71,695,499
International Paper Co.	7,201,545	294,039,082
Packaging Corp. of America	705,819	173,518,543
Smurfit Westrock PLC	6,394,886	293,972,910
Sonoco Products Co.	2,007,058	113,117,789
		946,343,823
Distributors — 1.8%
Genuine Parts Co.	2,431,589	302,416,724
LKQ Corp.	5,432,808	121,966,540
		424,383,264
Diversified Consumer Services — 0.5%
H&R Block, Inc.	2,502,368	110,179,263
Diversified Telecommunication Services — 3.8%
AT&T Inc.	10,713,959	249,099,547
Comcast Corp., Class A	10,201,696	244,432,636
Verizon Communications, Inc.	8,711,139	407,768,417
		901,300,600
Security	Shares	Value
Electric Utilities — 12.9%
Alliant Energy Corp.	3,256,660	$ 230,506,395
American Electric Power Co., Inc.	1,720,021	219,904,685
Edison International	4,999,891	366,842,003
Entergy Corp.	1,797,390	193,435,112
Eversource Energy	4,414,256	316,016,587
Exelon Corp.	5,545,895	254,112,909
FirstEnergy Corp.	5,666,221	273,735,136
IDACORP, Inc.	1,038,123	148,358,158
NextEra Energy, Inc.	2,281,519	198,309,631
OGE Energy Corp.	3,921,762	185,695,431
Pinnacle West Capital Corp.	2,250,297	227,257,494
PPL Corp.	6,134,492	215,995,463
Xcel Energy, Inc.	2,629,437	205,621,973
		3,035,790,977
Food Products — 5.6%
Archer-Daniels-Midland Co.	3,541,256	280,715,363
Bunge Global SA	1,559,798	165,697,342
Campbell’s Co. (The)(a)	4,194,841	92,202,605
Conagra Brands, Inc.	9,383,850	136,159,663
General Mills, Inc.	9,744,633	348,370,630
Mondelez International, Inc., Class A	4,502,505	280,551,087
		1,303,696,690
Gas Utilities — 1.6%
New Jersey Resources Corp.	1,927,098	111,559,703
Southwest Gas Holdings, Inc.	1,242,004	111,035,158
UGI Corp.	4,417,944	159,576,137
		382,170,998
Health Care Providers & Services — 1.5%
CVS Health Corp.	3,341,969	349,001,823
Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	533,177	144,299,023
Household Products — 1.6%
Kimberly-Clark Corp.	3,480,003	380,399,128
Insurance — 9.1%
Cincinnati Financial Corp.	1,068,175	189,793,334
Fidelity National Financial, Inc., Class A	5,131,412	264,729,545
Lincoln National Corp.	2,877,045	131,222,023
MetLife, Inc.	3,059,878	294,146,072
Old Republic International Corp.	4,386,810	189,554,060
Principal Financial Group, Inc.	2,792,796	317,540,905
Prudential Financial, Inc.	4,253,450	519,261,176
Unum Group	2,667,648	229,711,169
		2,135,958,284
IT Services — 0.8%
International Business Machines Corp.	815,985	182,495,045
Media — 1.6%
Nexstar Media Group, Inc., Class A	535,033	101,939,837
Omnicom Group, Inc.	3,497,830	275,279,221
		377,219,058
Multi-Utilities — 8.1%
Black Hills Corp.	1,453,424	103,498,323
CenterPoint Energy, Inc.	3,801,992	159,835,744
CMS Energy Corp.	3,006,556	216,441,966
Dominion Energy, Inc.	5,022,162	347,382,946
DTE Energy Co.	1,663,657	236,023,019
NiSource, Inc.	4,232,257	188,039,178
Public Service Enterprise Group, Inc.	2,728,669	209,234,339

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
Sempra	2,248,269	$ 199,084,220
WEC Energy Group, Inc.	2,202,620	241,010,680
		1,900,550,415
Oil, Gas & Consumable Fuels — 9.2%
APA Corp.	6,527,897	243,621,116
Chevron Corp.	1,616,428	318,161,523
Chord Energy Corp.	1,045,060	146,705,523
EOG Resources, Inc.	2,014,832	299,585,370
ExxonMobil Holdings Corp.	1,459,321	226,836,856
HF Sinclair Corp.	2,767,756	253,166,641
ONEOK, Inc.	4,487,012	407,465,560
Valero Energy Corp.	822,981	257,510,755
		2,153,053,344
Pharmaceuticals — 3.0%
Merck & Co., Inc.	1,805,314	235,051,883
Pfizer, Inc.	18,810,080	470,440,101
		705,491,984
Semiconductors & Semiconductor Equipment — 0.9%
Skyworks Solutions, Inc.	3,174,166	197,687,058
Specialty Retail — 1.7%
Best Buy Co., Inc.	3,669,126	316,498,809
Penske Automotive Group, Inc.	391,236	85,019,495
		401,518,304
Technology Hardware, Storage & Peripherals — 2.1%
HP, Inc.	17,570,621	479,150,835
Tobacco — 3.2%
Altria Group, Inc.	7,175,153	490,278,204
Philip Morris International, Inc.	1,398,530	266,867,495
		757,145,699
Security	Shares	Value
Trading Companies & Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	926,905	$ 114,380,077
Watsco, Inc.	564,989	174,751,098
		289,131,175
Total Long-Term Investments — 99.7% (Cost: $19,020,178,128)		23,397,665,866
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(b)(c)(d)	40,147,277	40,159,322
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(b)(c)	30,017,857	30,017,857
Total Short-Term Securities — 0.3% (Cost: $70,176,877)		70,177,179
Total Investments — 100.0% (Cost: $19,090,355,005)		23,467,843,045
Liabilities in Excess of Other Assets — (0.0)%		(1,094,422)
Net Assets — 100.0%		$ 23,466,748,623

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 40,166,076 (a)	$ —	$ (7,056)	$ 302	$ 40,159,322	40,147,277	$ 73,313 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	30,089,576	—	(71,719)(a)	—	—	30,017,857	30,017,857	443,158	—
				$ (7,056)	$ 302	$ 70,177,179		$ 516,471	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Select Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	97	09/18/26	$ 12,160	$ 951,583
E-Mini Financials Select Sector Index	173	09/18/26	30,466	2,004,894
E-Mini Utilities Select Sector Index	258	09/18/26	23,161	(96,368)
				$ 2,860,109
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 23,397,665,866	$ —	$ —	$ 23,397,665,866
Short-Term Securities
Money Market Funds	70,177,179	—	—	70,177,179
	$ 23,467,843,045	$ —	$ —	$ 23,467,843,045
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,956,477	$ —	$ —	$ 2,956,477
Liabilities
Equity Contracts	(96,368)	—	—	(96,368)
	$ 2,860,109	$ —	$ —	$ 2,860,109

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.